Schedule of Net Investment Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Investment Income [Line Items]
Investment income, before expense		$ 299,194	$ 319,795	$ 303,106
Investment expense		(11,311)	(9,100)	(7,261)
Net investment income		287,883	310,695	295,845
Fixed income securities
Net Investment Income [Line Items]
Investment income, before expense		214,039	228,507	226,894
Equity securities
Net Investment Income [Line Items]
Investment income, before expense		5,565	5,465	5,868
Short-term
Net Investment Income [Line Items]
Investment income, before expense		2,966	1,200	826
Mortgage loans
Net Investment Income [Line Items]
Investment income, before expense		30,920	28,263	28,577
Limited partnership interests
Net Investment Income [Line Items]
Investment income, before expense	[1],[2]	43,365	53,917	38,485
Net investment income		17,000
Policy loans
Net Investment Income [Line Items]
Investment income, before expense		$ 2,339	$ 2,443	$ 2,456

[1]	Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net investment income.
[2]	Includes net investment income of $26.4 million for EMA limited partnership interests and $17.0 million for limited partnership interests carried at fair value for 2018.